OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of other liabilities in statement of financial position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 390,942	$ 432,648
Transfers, new participants and funding of the plan	(508)	1,255
Total expense	46,381	43,287	$ 36,093
Remeasurements	(24,567)	(46,777)
Effect of changes in demographic assumptions	3,990	710
Effect of changes in financial assumptions	(36,927)	(82,243)
Effect of experience adjustments	8,370	34,756
Translation differences	21,088	(11,720)
Contributions paid	(28,318)	(27,751)
Net defined benefit liability (asset) - ending balance	405,018	390,942	$ 432,648
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	390,942
Net defined benefit liability (asset) - ending balance	$ 405,018	$ 390,942